MFR-Q1

Quarterly Report
December 31, 2025
MFS®  Research Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	51,166	$28,206,281
General Dynamics Corp.	164,042	55,226,380
Howmet Aerospace, Inc.	310,423	63,642,923
RTX Corp.	639,315	117,250,371
		$264,325,955
Automotive – 0.6%
Aptiv PLC (a)	580,953	$44,204,714
Biotechnology – 0.6%
Gilead Sciences, Inc.	396,159	$48,624,556
Broadcasting – 2.2%
Omnicom Group, Inc.	808,895	$65,318,271
Spotify Technology S.A. (a)	141,323	82,067,680
TKO Group Holdings, Inc.	128,097	26,772,273
		$174,158,224
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp.	777,494	$77,679,426
CME Group, Inc.	268,741	73,387,792
KKR & Co., Inc.	302,182	38,522,161
		$189,589,379
Business Services – 2.3%
Accenture PLC, “A”	320,579	$86,011,346
Cognizant Technology Solutions Corp., “A”	502,159	41,679,197
TransUnion	666,602	57,161,121
		$184,851,664
Computer Software – 11.9%
Atlassian Corp. (a)	87,820	$14,239,135
Autodesk, Inc. (a)	196,591	58,192,902
Cadence Design Systems, Inc. (a)	223,673	69,915,706
Constellation Software, Inc.	21,200	50,992,445
Microsoft Corp. (s)	1,212,723	586,497,097
Okta, Inc. (a)	555,086	47,998,287
Salesforce, Inc.	321,574	85,188,168
Tyler Technologies, Inc. (a)	95,404	43,308,646
		$956,332,386
Computer Software - Systems – 7.1%
Apple, Inc.	1,811,880	$492,577,697
Arista Networks, Inc. (a)	342,074	44,821,956
Shopify, Inc. (a)	198,134	31,893,630
		$569,293,283
Construction – 2.4%
Allegion PLC	202,459	$32,235,522
CRH PLC	516,774	64,493,395
Ferguson Enterprises, Inc.	125,872	28,022,884
Pulte Homes, Inc.	292,332	34,278,850
Sherwin-Williams Co.	101,137	32,771,422
		$191,802,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.1%
Colgate-Palmolive Co.	470,818	$37,204,038
Estée Lauder Cos., Inc., “A”	219,683	23,005,204
Kenvue, Inc.	1,804,909	31,134,680
		$91,343,922
Consumer Services – 0.6%
Uber Technologies, Inc. (a)	543,464	$44,406,443
Electrical Equipment – 2.7%
Amphenol Corp., “A”	403,364	$54,510,611
Eaton Corp. PLC	143,531	45,716,059
Emerson Electric Co.	529,950	70,334,964
W.W. Grainger, Inc.	43,996	44,394,163
		$214,955,797
Electronics – 13.3%
Broadcom, Inc.	746,019	$258,197,176
Coherent Corp. (a)	151,396	27,943,160
Lam Research Corp.	644,752	110,368,647
NVIDIA Corp.	3,569,017	665,621,670
		$1,062,130,653
Energy - Independent – 1.2%
ConocoPhillips	670,332	$62,749,778
EQT Corp.	259,066	13,885,938
Valero Energy Corp.	125,602	20,446,750
		$97,082,466
Energy - Integrated – 1.4%
Exxon Mobil Corp.	938,159	$112,898,054
Food & Beverages – 1.1%
Mondelez International, Inc.	522,137	$28,106,635
PepsiCo, Inc.	404,127	58,000,307
		$86,106,942
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	195,463	$56,146,747
Viking Holdings Ltd. (a)	346,100	24,715,001
		$80,861,748
Health Maintenance Organizations – 1.1%
Cigna Group	234,026	$64,410,976
Humana, Inc.	96,645	24,753,684
		$89,164,660
Insurance – 3.2%
Aon PLC	174,227	$61,481,224
Chubb Ltd.	236,351	73,769,874
Progressive Corp.	267,700	60,960,644
Willis Towers Watson PLC	171,944	56,500,798
		$252,712,540
Interactive Media Services – 7.7%
Alphabet, Inc., “A”	1,137,741	$356,112,933
Meta Platforms, Inc., “A”	395,577	261,116,422
		$617,229,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.6%
Caterpillar, Inc.	124,690	$71,431,160
Nordson Corp.	235,727	56,675,843
Pentair PLC	356,873	37,164,754
Trane Technologies PLC	104,543	40,688,136
		$205,959,893
Major Banks – 4.6%
JPMorgan Chase & Co.	654,073	$210,755,402
Morgan Stanley	433,152	76,897,475
PNC Financial Services Group, Inc.	388,084	81,004,773
		$368,657,650
Medical & Health Technology & Services – 0.6%
McKesson Corp.	61,561	$50,497,873
Medical Equipment – 4.6%
Becton, Dickinson and Co.	336,890	$65,380,242
Boston Scientific Corp. (a)	520,988	49,676,206
Medtronic PLC	795,145	76,381,629
STERIS PLC	166,698	42,261,277
Thermo Fisher Scientific, Inc.	142,432	82,532,222
Waters Corp. (a)	138,431	52,580,247
		$368,811,823
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	86,892	$16,890,936
Oil Services – 0.2%
TechnipFMC PLC	396,224	$17,655,741
Other Banks & Diversified Financials – 3.4%
Mastercard, Inc., “A”	390,248	$222,784,778
Moody's Corp.	95,425	48,747,861
		$271,532,639
Pharmaceuticals – 2.9%
AbbVie, Inc.	235,705	$53,856,235
Johnson & Johnson	590,300	122,162,585
Pfizer, Inc.	2,254,135	56,127,962
		$232,146,782
Pollution Control – 0.4%
GFL Environmental, Inc.	796,977	$34,230,162
Railroad & Shipping – 0.5%
Union Pacific Corp.	189,915	$43,931,138
Restaurants – 1.8%
Aramark	1,845,378	$68,020,633
Starbucks Corp.	488,879	41,168,501
U.S. Foods Holding Corp. (a)	498,595	37,554,175
		$146,743,309
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	1,671,260	$385,760,233
BJ's Wholesale Club Holdings, Inc. (a)	516,236	46,476,727
Floor & Decor Holdings, Inc., “A” (a)	487,799	29,702,081
TJX Cos., Inc.	362,842	55,736,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tractor Supply Co.	596,907	$29,851,319
		$547,526,520
Telecom - Infrastructure – 0.7%
American Tower Corp., REIT	333,342	$58,524,855
Tobacco – 0.8%
Philip Morris International, Inc.	400,083	$64,173,313
Utilities - Electric Power – 2.2%
Alliant Energy Corp.	574,646	$37,357,737
Duke Energy Corp.	377,202	44,211,846
PG&E Corp.	2,369,714	38,081,304
PPL Corp.	951,542	33,323,001
Vistra Corp.	146,870	23,694,537
		$176,668,425
Total Common Stocks		$7,976,025,873

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v)	35,809,979	$35,817,141

Other Assets, Less Liabilities – 0.0%		3,839,663
Net Assets – 100.0%		$8,015,682,677

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,817,141 and
$7,976,025,873, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2025, the fund had cash collateral of $10,582 and other liquid securities collateral with an aggregate value of $562,320.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,776,841,956	$—	$—	$7,776,841,956
Canada	117,116,237	0	—	117,116,237
Sweden	82,067,680	—	—	82,067,680
Investment Companies	35,817,141	—	—	35,817,141
Total	$8,011,843,014	$0	$—	$8,011,843,014
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,673,585	$312,062,972	$323,923,090	$(1,386)	$5,060	$35,817,141

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$555,263	$—